Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025		Dec. 31, 2024
Statement of Financial Position [Abstract]
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized (in Shares)	10,000,000	10,000,000		10,000,000
Preferred stock, shares issued (in Shares)	0	0		0
Preferred stock, share outstanding (in Shares)	0	0		0
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	[1]	$ 0.0001	[1]
Common stock, shares authorized (in Shares)	50,000,000	50,000,000	[1]	50,000,000	[1]
Common stock, shares issued (in Shares)	9,053,279	8,655,829	[1]	3,249,999	[1]
Common stock, shares outstanding (in Shares)	9,053,279	8,655,829	[1]	3,249,999	[1]

[1]	The number of shares and per share value of the Company’s common stock have been retroactively recast to reflect the exchange ratio pursuant to the Merger (see Note 3).